Business Combinations - Schedule of Business Acquisition, Pro Forma Information, Nonrecurring Adjustments (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Business Combinations [Abstract]
Net sales	$ 1,512,022	$ 1,990,963	$ 1,722,655	$ 1,138,219
Net income (loss)	$ 16,969	$ 20,672	$ (54,112)	$ (2,641)